Nature of Operations	6 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1. Nature of Operations

Robot Consulting Co., Ltd. (the “Company”) was incorporated on April 17, 2020 in Tokyo, Japan. The Company’s principal product is Labor Robot, a cloud-based software which provides human resource solutions. The Company also provides consulting support services such as e-learning courses relating to digital transformation and software installation services. The Company is committed to researching, developing, and selling artificial intelligence (“AI”) technology.

Stock split- On January 7, 2025, the Company’s board of directors approved the change in the number of ordinary shares authorized and a sub-division of the ordinary shares issued at a ratio of 1:6, which became effective on January 7, 2025. As a result, the number of shares authorized and issued became 168,000,000 and 42,210,000 shares, respectively, with a par value of JPY1.66667 each.

Going concern

The Company had a loss of JPY677,602 and JPY277,671 for the six months ended September 30, 2025 and 2024, respectively. This operating loss has resulted in an accumulated deficit of JPY2,460,087 as of September 30, 2025. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

The Company’s unaudited financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to attract and retain revenue generating customers, acquire new customer contracts, and secure additional financing.

The Company may consider obtaining additional financing in the future through the issuance of the Company’s ordinary shares through equity or debt financings, or other means. The Company, however, is dependent upon its ability to obtain new revenue generating customer contracts and secure equity and/or debt financing and there are no assurances that the Company will be successful. The financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.